INCOME TAX (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Hong Kong S.A.R
Income Taxes [Line Items]
Statutory income tax rate	16.50%
Assessable profits	$ 2
Hong Kong S.A.R | First HK$2 million of assessable profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%
Hong Kong S.A.R | Remaining profits after first HK$2 million of assessable profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%
PRC
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Preferential income tax rate	15.00%		15.00%